Common Stock, Warrants and Options (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of warrants issued and outstanding

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
4/14/2022	4/13/2025	$0.15	$67,495	171%	6,250,000
10/24/2022	10/24/2024	$0.12	1,325	227%	500,000
4/24/2023	4/24/2025	$0.10	224,833	169%	14,500,000
1/17/2024	1/17/2026	$0.05	138,753	140%	5,000,000

			$432,406		26,250,000

Broker Warrants
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$7,954		220,303

As of September 30, 2023:

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
5/25/2021	5/31/2024	$0.15	$10,990	88%	6,250,000
9/30/2021	5/31/2024	$0.15	5,410	88%	3,108,700
4/14/2022	4/13/2025	$0.15	64,955	105%	6,250,000
8/12/2022	8/12/2024	$0.12	13,624	85%	3,247,500
8/31/2022	8/31/2024	$0.12	9,868	83%	2,300,000
9/14/2022	9/14/2024	$0.12	16,544	93%	2,760,200
10/24/2022	10/24/2024	$0.12	3,449	93%	500,000
4/24/2023	4/24/2025	$0.10	261,746	104%	14,500,000

			$386,586		38,916,400

Broker Warrants
4/14/2022	4/13/2024	$0.15	1,344	138%	70,000
8/31/2022	8/31/2024	$0.12	6,312	132%	104,250
9/14/2022	9/14/2024	$0.12	2,921	134%	80,100
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$18,531		474,653

Schedule of warrant exercised, issued and expired

Total

Balance at December 31, 2022	24,935,560
Exercised	0
Issued	14,720,303
Expired	(264,810)
Balance at December 31, 2023	39,391,053
Exercised	0
Issued	5,000,000
Expired	(17,920,750)
Balance at September 30, 2024	26,470,303
Weighted average exercise price	$0.10